Geographic Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of combined financial statements are the following amounts relating to geographic locations
Included in the
Combined financial statements
are the following amounts relating to geographic locations for the years ended December 31, (in thousands):

	2021	2020	2019
Revenue:
North America	$25,057	$24,161	$18,715
EMEA	6,893	6,601	1,408
Asia Pacific	3,856	101	65

	$35,806	$30,863	$20,188

Long-lived assets	$17,894	$11,860	$10,402